UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Anthony H. Zacharski
Dechert LLP
90 State House Square
Hartford, CT 06103

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	69,649	$4,155,956	0.77%

Application Software
salesforce.com, inc.*	253,464	21,949,982	4.09

Biotechnology
Celgene Corporation*	172,901	22,454,653	4.18
Incyte Corporation*	59,570	7,500,459	1.40
		29,955,112	5.58

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	432,626	23,219,038	4.32
Visa, Inc. - Cl. A	295,240	27,687,607	5.16
		50,906,645	9.48

Fertilizers & Agricultural Chemicals
Monsanto Company	97,914	11,589,101	2.16

Financial Exchanges & Data
Intercontinental Exchange, Inc.	143,778	9,477,846	1.77

Health Care Equipment
Boston Scientific Corporation*	556,508	15,426,402	2.87

Home Entertainment Software
Activision Blizzard, Inc.	450,421	25,930,737	4.83

Internet & Direct Marketing Retail
Amazon.com, Inc.*	36,837	35,658,216	6.64
NetFlix, Inc.*	87,150	13,021,081	2.43
The Priceline Group, Inc.*	13,196	24,683,382	4.60
		73,362,679	13.67

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	255,102	35,943,872	6.70
Alphabet, Inc. - Cl. A*	23,998	22,310,460	4.16
Facebook, Inc. - Cl. A*	238,652	36,031,679	6.71
		94,286,011	17.57

Managed Health Care
Anthem, Inc.	80,392	15,124,147	2.82
UnitedHealth Group, Inc.	159,128	29,505,514	5.49
		44,629,661	8.31

Movies & Entertainment
The Walt Disney Company	95,627	$10,160,369	1.89%

Pharmaceuticals
Merck & Co., Inc.	291,426	18,677,492	3.48

Restaurants
Domino's Pizza Enterprises Ltd.	397,088	15,894,910	2.96

Semiconductor Equipment
Applied Materials, Inc.	276,441	11,419,778	2.13

Semiconductors
NVIDIA Corporation	151,806	21,945,075	4.09
Texas Instruments, Inc.	208,940	16,073,754	2.99
		38,018,829	7.08

Specialty Chemicals
The Sherwin-Williams Company	52,220	18,327,131	3.42

Technology Hardware, Storage & Peripherals
Apple, Inc.	117,271	16,889,369	3.15

TOTAL COMMON STOCKS (Cost $359,900,850)		511,058,010	95.21

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	30,500,707	30,500,707	5.68

TOTAL SHORT-TERM INVESTMENTS (Cost $30,500,707)		30,500,707	5.68

TOTAL INVESTMENTS (Cost $390,401,557)		541,558,717	100.89

Liabilities, Less Cash and Other Assets		(4,764,082)	(0.89)

NET ASSETS		$536,794,635	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	30,332	$8,420,467	3.26%
Raytheon Company	31,428	5,074,993	1.97
		13,495,460	5.23

Apparel Retail
The TJX Companies, Inc.	96,990	6,999,768	2.71

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	20,763	1,238,928	0.48

Application Software
Adobe Systems, Inc.*	72,717	10,285,092	3.99
salesforce.com, inc.*	90,863	7,868,736	3.05
		18,153,828	7.04

Automotive Retail
O'Reilly Automotive, Inc.*	19,232	4,206,808	1.63

Biotechnology
Amgen, Inc.	51,709	8,905,841	3.46
Celgene Corporation*	54,671	7,100,123	2.75
		16,005,964	6.21

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	153,764	8,252,514	3.20
Visa, Inc. - Cl. A	121,278	11,373,451	4.41
		19,625,965	7.61

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,546	6,498,866	2.52

Fertilizers & Agricultural Chemicals
Monsanto Company	17,512	2,072,720	0.80

Financial Exchanges & Data
Intercontinental Exchange, Inc.	57,579	3,795,608	1.47

Health Care Equipment
Boston Scientific Corporation*	150,353	4,167,785	1.62

Health Care Services
Laboratory Corporation of America Holdings*	46,035	7,095,835	2.75

Hotel & Resort REITs
MGM Growth Properties LLC - Cl. A	103,079	3,008,876	1.17

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	116,431	$6,321,039	2.45%

Internet & Direct Marketing Retail
Amazon.com, Inc.*	11,432	11,066,176	4.29
The Priceline Group, Inc.*	4,633	8,666,119	3.36
		19,732,295	7.65

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	87,498	12,328,468	4.78
Alphabet, Inc. - Cl. A*	9,493	8,825,452	3.42
Facebook, Inc. - Cl. A*	96,120	14,512,198	5.62
Tencent Holdings Ltd.	198,100	7,084,198	2.75
		42,750,316	16.57

Investment Banking & Brokerage
The Charles Schwab Corporation	99,291	4,265,541	1.65

Managed Health Care
Anthem, Inc.	29,840	5,613,799	2.18
UnitedHealth Group, Inc.	47,060	8,725,865	3.38
		14,339,664	5.56

Movies & Entertainment
The Walt Disney Company	34,859	3,703,769	1.44

Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	44,885	7,602,172	2.95

Pharmaceuticals
Merck & Co., Inc.	99,440	6,373,110	2.47
Zoetis, Inc.	126,679	7,902,236	3.06
		14,275,346	5.53

Regional Banks
First Republic Bank	57,608	5,766,561	2.24

Semiconductors
NVIDIA Corporation	62,045	8,969,225	3.48
Texas Instruments, Inc.	49,505	3,808,420	1.47
		12,777,645	4.95

Specialized REITs
Crown Castle International Corp.	43,588	4,366,646	1.69

Specialty Chemicals
The Sherwin-Williams Company	17,682	6,205,675	2.41

Technology Hardware, Storage & Peripherals
Apple, Inc.	38,140	5,492,923	2.13

TOTAL COMMON STOCKS (Cost $183,582,244)		253,966,003	98.46

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	5,975,593	$5,975,593	2.32%

TOTAL SHORT-TERM INVESTMENTS (Cost $5,975,593)		5,975,593	2.32

TOTAL INVESTMENTS (Cost $189,557,837)		259,941,596	100.78

Liabilities, Less Cash and Other Assets		(2,016,106)	(0.78)

NET ASSETS		$257,925,490	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	8,798	$632,048	0.27%

Apparel Retail
Burlington Stores, Inc.*	75,360	6,932,366	2.98

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	42,206	2,518,432	1.08

Application Software
Adobe Systems, Inc.*	41,158	5,821,387	2.50
Atlassian Corporation PLC - Cl. A*	39,927	1,404,632	0.60
Mobileye N.V.*	64,247	4,034,712	1.74
PTC, Inc.*	71,905	3,963,404	1.70
salesforce.com, inc.*	86,200	7,464,920	3.21
The Descartes Systems Group, Inc.*	107,200	2,608,081	1.12
		25,297,136	10.87

Automobile Manufacturers
Tesla, Inc.*	6,307	2,280,674	0.98

Automotive Retail
O'Reilly Automotive, Inc.*	14,646	3,203,666	1.38

Biotechnology
Alkermes PLC*	39,854	2,310,336	0.99

Construction Materials
Vulcan Materials Company	40,483	5,128,386	2.21

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	55,281	4,177,032	1.79
FleetCor Technologies, Inc.*	25,930	3,739,365	1.61
MasterCard, Inc. - Cl. A	57,258	6,953,984	2.99
Vantiv, Inc. - Cl. A*	55,837	3,536,716	1.52
		18,407,097	7.91

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	47,926	9,284,704	3.99

Diversified Support Services
Healthcare Services Group, Inc.	116,444	5,453,073	2.34

Electrical Components & Equipment
AMETEK, Inc.	56,218	3,405,124	1.46

Electronic Equipment & Instruments
Cognex Corporation	8,810	$747,969	0.32%

General Merchandise Stores
Ollie's Bargain Outlet Holdings, Inc.*	81,394	3,467,384	1.49

Health Care Equipment
Dexcom, Inc.*	33,314	2,436,919	1.05
Hologic, Inc.*	52,860	2,398,787	1.03
Intuitive Surgical, Inc.*	7,008	6,555,073	2.82
LivaNova PLC*	19,352	1,184,536	0.51
Teleflex, Inc.	21,130	4,389,969	1.88
		16,965,284	7.29

Health Care Facilities
Acadia Healthcare Company, Inc.*	78,555	3,879,046	1.67

Home Entertainment Software
Activision Blizzard, Inc.	58,832	3,386,959	1.46
Electronic Arts, Inc.*	36,535	3,862,480	1.66
		7,249,439	3.12

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	33,630	3,373,426	1.45
Norwegian Cruise Line Holdings Ltd.*	114,387	6,210,070	2.67
		9,583,496	4.12

Industrial Machinery
RBC Bearings, Inc.*	5,866	596,924	0.26

Internet & Direct Marketing Retail
Ctrip.com International, Ltd. ADR*	93,285	5,024,330	2.16
NetFlix, Inc.*	22,778	3,403,261	1.46
		8,427,591	3.62

Internet Software & Services
CoStar Group, Inc.*	23,131	6,097,331	2.62
Scout24 A.G.	65,258	2,403,362	1.03
Trivago N.V. ADR*	30,757	727,711	0.31
Twilio, Inc. - Cl. A*	33,147	964,909	0.42
		10,193,313	4.38

Investment Banking & Brokerage
The Charles Schwab Corporation	133,916	5,753,031	2.47

IT Consulting & Other Services
Gartner, Inc.*	25,687	3,172,601	1.36

Metal & Glass Containers
Ball Corporation	84,260	3,556,615	1.53

Packaged Foods & Meats
Blue Buffalo Pet Products, Inc.*	70,623	1,610,911	0.69
TreeHouse Foods, Inc.*	58,519	4,780,417	2.06
		6,391,328	2.75

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	38,675	$1,844,798	0.79%

Railroads
Genesee & Wyoming, Inc. - Cl. A*	59,592	4,075,497	1.75

Regional Banks
First Republic Bank	76,842	7,691,884	3.31
Signature Bank*	39,099	5,611,880	2.41
		13,303,764	5.72

Research & Consulting Services
Verisk Analytics, Inc.*	49,049	4,138,264	1.78

Restaurants
Domino's Pizza, Inc.	19,393	4,102,201	1.76

Semiconductor Equipment
ASML Holding N.V.	17,726	2,309,875	0.99

Semiconductors
NVIDIA Corporation	16,501	2,385,385	1.03

Soft Drinks
Monster Beverage Corporation*	83,895	4,167,904	1.79

Specialized REITs
Crown Castle International Corp.	49,545	4,963,418	2.13
SBA Communications Corporation - Cl. A*	43,307	5,842,114	2.51
		10,805,532	4.64

Specialty Chemicals
The Sherwin-Williams Company	15,007	5,266,857	2.26

TOTAL COMMON STOCKS (Cost $152,023,365)		217,237,140	93.35

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	13,166,691	13,166,691	5.66

TOTAL SHORT-TERM INVESTMENTS (Cost $13,166,691)		13,166,691	5.66

TOTAL INVESTMENTS (Cost $165,190,056)		230,403,831	99.01

Cash and Other Assets, Less Liabilities		2,314,251	0.99

NET ASSETS		$232,718,082	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Ryanair Holdings PLC Spon. ADR*	22,896	$2,463,839	4.13%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	19,478	1,162,252	1.95

Application Software
Constellation Software, Inc.	3,639	1,903,712	3.19
Dassault Systemes	12,621	1,131,439	1.90
		3,035,151	5.09

Asset Management & Custody Banks
Hargreaves Lansdown PLC	98,370	1,668,148	2.80
Julius Baer Group Ltd.	43,371	2,281,851	3.82
		3,949,999	6.62

Biotechnology
Genmab A/S*	4,099	874,532	1.47

Casinos & Gaming
MGM China Holdings Ltd.	737,200	1,639,177	2.75

Data Processing & Outsourced Services
Paysafe Group PLC*	190,238	1,266,133	2.12
Wirecard A.G.	35,654	2,269,041	3.81
		3,535,174	5.93

Diversified Banks
HDFC Bank Ltd. ADR	14,146	1,230,278	2.06

General Merchandise Stores
Dollarama, Inc.	12,529	1,197,153	2.01

Health Care Equipment
LivaNova PLC*	26,372	1,614,230	2.71

Home Entertainment Software
Ubisoft Entertainment S.A.*	28,113	1,595,188	2.68

Household Products
Reckitt Benckiser Group PLC	23,909	2,423,958	4.07

Industrial Conglomerates
Koninklijke Philips N.V.	33,127	1,176,510	1.97

Industrial Machinery
FANUC Corporation	5,300	1,020,418	1.71

Internet & Direct Marketing Retail
ASOS PLC*	12,378	$926,838	1.55%
Ctrip.com International, Ltd. ADR*	33,371	1,797,362	3.02
MakeMyTrip Ltd.*	30,065	1,008,680	1.69
Start Today Company Ltd.	22,800	560,498	0.94
		4,293,378	7.20

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	15,634	2,202,831	3.70
Just Eat PLC*	120,840	1,030,892	1.73
Scout24 A.G.	45,194	1,664,432	2.79
Tencent Holdings Ltd.	70,400	2,517,554	4.22
		7,415,709	12.44

IT Consulting & Other Services
InterXion Holding N.V.*	67,647	3,096,880	5.19

Life Sciences Tools & Services
QIAGEN N.V.	35,159	1,178,881	1.98

Packaged Foods & Meats
Glanbia PLC	59,312	1,160,102	1.95

Pharmaceuticals
Bayer A.G.	17,889	2,312,893	3.88
Dechra Pharmaceuticals PLC	49,486	1,095,701	1.84
		3,408,594	5.72

Publishing
Lifull Company Ltd.	220,400	1,930,153	3.24

Restaurants
Domino's Pizza Enterprises Ltd.	53,325	2,134,530	3.58
Domino's Pizza Group PLC	294,839	1,128,614	1.89
		3,263,144	5.47

Semiconductor Equipment
ASML Holding N.V.	21,116	2,751,822	4.61

Specialized Finance
B3 S.A. - Brasil Bolsa Balcao	156,600	933,578	1.57

Trading Companies & Distributors
MISUMI Group, Inc.	80,100	1,827,398	3.06

TOTAL COMMON STOCKS (Cost $46,133,144)		58,177,498	97.58

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	806,750	806,750	1.35

TOTAL SHORT-TERM INVESTMENTS (Cost $806,750)		806,750	1.35

TOTAL INVESTMENTS (Cost $46,939,894)	58,984,248	98.93

Cash and Other Assets, Less Liabilities	635,212	1.07

NET ASSETS	$59,619,460	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$2,134,530	3.62%
Brazil	933,578	1.58
Canada	3,100,865	5.26
China/Hong Kong	8,156,924	13.83
Denmark	874,532	1.48
France	2,726,627	4.62
Germany	6,246,366	10.59
India	2,238,958	3.80
Ireland	3,623,941	6.14
Japan	5,338,467	9.05
Netherlands	8,204,093	13.91
Switzerland	2,281,851	3.87
United Kingdom	11,154,514	18.91
United States(1)	1,969,002	3.34
	$58,984,248	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	667,107	$5,504,312	2.19%
Lockheed Martin Corporation	45,288	12,572,402	4.99
		18,076,714	7.18

Airport Services
Macquarie Infrastructure Corporation	88,696	6,953,766	2.76

Automotive Retail
O'Reilly Automotive, Inc.*	20,725	4,533,386	1.80

Biotechnology
Amgen, Inc.	48,299	8,318,537	3.30

Brewers
Molson Coors Brewing Company - Cl. B	55,940	4,829,860	1.92

Casinos & Gaming
Red Rock Resorts, Inc. - Cl. A	194,103	4,571,126	1.82

Communications Equipment
Cisco Systems, Inc.	80,352	2,515,018	1.00

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	126,675	11,879,581	4.72

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	67,915	13,157,173	5.23

Environmental & Facilities Services
Waste Management, Inc.	92,089	6,754,728	2.68

Financial Exchanges & Data
CME Group, Inc.	54,812	6,864,655	2.73

Health Care Equipment
Zimmer Biomet Holdings, Inc.	41,427	5,319,227	2.11

Home Improvement Retail
The Home Depot, Inc.	49,883	7,652,052	3.04

Hotels, Resorts & Cruise Lines
Hilton Grand Vacations, Inc.*	107,855	3,889,251	1.54

Internet Software & Services
Alphabet, Inc. - Cl. A*	9,218	8,569,790	3.40
Facebook, Inc. - Cl. A*	58,619	8,850,297	3.52
		17,420,087	6.92

Leisure Facilities
ClubCorp Holdings, Inc.	242,455	$3,176,160	1.26%
Six Flags Entertainment Corporation	102,639	6,118,311	2.43
		9,294,471	3.69

Managed Health Care
Anthem, Inc.	31,893	6,000,030	2.38

Mortgage REITs
Starwood Property Trust, Inc.	375,761	8,413,289	3.34

Movies & Entertainment
Time Warner, Inc.	66,035	6,630,574	2.63

Packaged Foods & Meats
Mondelez International, Inc. - Cl. A	30,438	1,314,617	0.52
TreeHouse Foods, Inc.*	71,857	5,869,999	2.33
		7,184,616	2.85

Pharmaceuticals
Johnson & Johnson	68,803	9,101,949	3.62

Restaurants
Domino's Pizza Group PLC	2,062,495	7,895,024	3.14

Semiconductors
Texas Instruments, Inc.	46,678	3,590,939	1.43

Specialized REITs
Crown Castle International Corp.	104,308	10,449,575	4.15

Systems Software
Microsoft Corporation	36,566	2,520,494	1.00

Technology Hardware, Storage & Peripherals
Apple, Inc.	67,488	9,719,622	3.86

TOTAL COMMON STOCKS (Cost $157,371,207)		203,535,744	80.84

CONVERTIBLE PREFERRED STOCKS
Pharmaceuticals
Allergan PLC, Series A, 5.500%	4,091	3,551,315	1.41

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,343,424)		3,551,315	1.41

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Casinos & Gaming
MGM Resorts International, 6.625%, 12/15/21	$3,500,000	3,928,750	1.56

General Merchandise Stores
Dollar Tree, Inc., 5.750%, 3/1/23	5,000,000	5,276,500	2.09

Leisure Facilities
ClubCorp Club Operations, Inc. 144A, 8.250%, 12/15/23†	3,000,000	3,270,000	1.30

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	$4,000,000	$4,090,000	1.62%

Movies & Entertainment
Lions Gate Entertainment Corporation 144A, 5.875%, 11/1/24†	1,000,000	1,052,500	0.42

Research & Consulting Services
IHS Markit Ltd. 144A, 5.000%, 11/1/22†	3,500,000	3,777,795	1.50

Restaurants
Yum! Brands, Inc., 6.875%, 11/15/37	3,000,000	3,240,000	1.29

TOTAL CORPORATE BONDS (Cost $22,841,442)		24,635,545	9.78

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
JPMorgan Chase & Co., Series BB, 6.150%	94,101	2,579,309	1.02
Wells Fargo & Company, Series N, 5.200%	102,044	2,561,304	1.02
		5,140,613	2.04

Investment Banking & Brokerage
The Charles Schwab Corporation, Series C, 6.000%	93,162	2,530,280	1.01

Regional Banks
Regions Financial Corporation, Series A, 6.375%	74,183	1,893,966	0.75

TOTAL PREFERRED STOCKS (Cost $8,982,862)		9,564,859	3.80

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	7,806,601	7,806,601	3.10

TOTAL SHORT-TERM INVESTMENTS (Cost $7,806,601)		7,806,601	3.10

TOTAL INVESTMENTS (Cost $200,345,536)		249,094,064	98.93

Cash and Other Assets, Less Liabilities		2,693,234	1.07

NET ASSETS		$251,787,298	100.00%

*	Non-income producing.

†	These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2017, the total value of the Fund’s 144A securities was 3.22% of net assets.

See notes to schedules of investments.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Ryanair Holdings PLC Spon. ADR*	12,677	$1,364,172	3.54%

Apparel, Accessories & Luxury Goods
Hermes International	3,395	1,677,643	4.35
lululemon athletica, inc.*	18,428	1,099,599	2.85
		2,777,242	7.20

Application Software
salesforce.com, inc.*	12,493	1,081,894	2.81
SAP S.E.	12,916	1,349,071	3.50
		2,430,965	6.31

Biotechnology
Amgen, Inc.	6,495	1,118,634	2.90
Celgene Corporation*	7,053	915,973	2.38
Incyte Corporation*	4,329	545,064	1.41
		2,579,671	6.69

Brewers
Anheuser-Busch InBev S.A.	9,869	1,090,103	2.83

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	13,913	1,304,761	3.38
Wirecard A.G.	8,827	561,756	1.46
		1,866,517	4.84

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	2,364	457,978	1.19

Fertilizers & Agricultural Chemicals
Monsanto Company	2,514	297,557	0.77

General Merchandise Stores
Dollarama, Inc.	13,321	1,272,829	3.30

Health Care Equipment
Intuitive Surgical, Inc.*	1,183	1,106,543	2.87

Home Entertainment Software
Activision Blizzard, Inc.	22,030	1,268,267	3.29
Ubisoft Entertainment S.A.*	28,581	1,621,743	4.21
		2,890,010	7.50

Internet & Direct Marketing Retail
Amazon.com, Inc.*	1,887	$1,826,616	4.74%
NetFlix, Inc.*	3,872	578,515	1.50
		2,405,131	6.24

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	18,200	2,564,380	6.65
Alphabet, Inc. - Cl. A*	1,244	1,156,522	3.00
Facebook, Inc. - Cl. A*	15,246	2,301,841	5.97
Tencent Holdings Ltd.	60,500	2,163,523	5.62
		8,186,266	21.24

Managed Health Care
UnitedHealth Group, Inc.	6,391	1,185,019	3.07

Packaged Foods & Meats
TreeHouse Foods, Inc.*	3,501	285,997	0.74

Regional Banks
First Republic Bank	10,924	1,093,492	2.84

Restaurants
Domino's Pizza Enterprises Ltd.	30,936	1,238,327	3.21
Domino's Pizza Group PLC	268,147	1,026,440	2.66
		2,264,767	5.87

Semiconductor Equipment
ASML Holding N.V.	8,137	1,060,408	2.75

Semiconductors
NVIDIA Corporation	12,416	1,794,857	4.66

TOTAL COMMON STOCKS (Cost $25,604,353)		36,409,524	94.45

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,595,389	1,595,389	4.14

TOTAL SHORT-TERM INVESTMENTS (Cost $1,595,389)		1,595,389	4.14

TOTAL INVESTMENTS (Cost $27,199,742)		38,004,913	98.59

Cash and Other Assets, Less Liabilities		544,235	1.41

NET ASSETS		$38,549,148	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$1,238,327	3.26%
Belgium	1,090,103	2.87
Canada	1,272,829	3.35
China/Hong Kong	4,727,903	12.44
France	3,299,386	8.68
Germany	1,910,827	5.03
Ireland	1,364,172	3.59
Netherlands	1,060,408	2.79
United Kingdom	1,026,440	2.70
United States(1)	21,014,518	55.29
	$38,004,913	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period and consider securities that are purchased during the reporting period as not having transferred between levels as of the end of the reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2017:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$103,573,914	$-	$-	$103,573,914
Financials	9,477,846	-	-	9,477,846
Health Care	108,688,667	-	-	108,688,667
Information Technology	259,401,351	-	-	259,401,351
Materials	29,916,232	-	-	29,916,232
Short-term Investments	30,500,707	-	-	30,500,707
				$541,558,717

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	$42,202,607	$-	$-	$42,202,607
Consumer Staples	6,498,866	-	-	6,498,866
Financials	21,429,882	-	-	21,429,882
Health Care	55,884,594	-	-	55,884,594
Industrials	13,495,460	-	-	13,495,460
Information Technology	98,800,677	-	-	98,800,677
Materials	8,278,395	-	-	8,278,395
Real Estate	7,375,522	-	-	7,375,522
Short-term Investments	5,975,593	-	-	5,975,593
				$259,941,596

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	40,515,810	-	-	40,515,810
Consumer Staples	19,843,936	-	-	19,843,936
Financials	19,056,795	-	-	19,056,795
Health Care	24,999,464	-	-	24,999,464
Industrials	18,300,930	-	-	18,300,930
Information Technology	69,762,815	-	-	69,762,815
Materials	13,951,858	-	-	13,951,858
Real Estate	10,805,532	-	-	10,805,532
Short-term Investments	13,166,691	-	-	13,166,691
				$230,403,831

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	13,485,257	-	-	13,485,257
Consumer Staples	3,584,060	-	-	3,584,060
Financials	6,113,855	-	-	6,113,855
Health Care	7,076,237	-	-	7,076,237
Industrials	6,488,165	-	-	6,488,165
Information Technology	21,429,924	-	-	21,429,924
Short-term Investments	806,750	-	-	806,750
				$58,984,248

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	44,465,884	-	-	44,465,884
Consumer Staples	25,171,649	-	-	25,171,649
Financials	15,277,944	-	-	15,277,944
Health Care	28,739,743	-	-	28,739,743
Industrials	31,785,208	-	-	31,785,208
Information Technology	47,645,741	-	-	47,645,741
Real Estate	10,449,575	-	-	10,449,575
Convertible Preferred Stocks	3,551,315	-	-	3,551,315
Corporate Bonds	-	24,635,545	-	24,635,545
Preferred Stocks	9,564,859	-	-	9,564,859
Short-term Investments	7,806,601	-	-	7,806,601
				$249,094,064

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	$8,719,969	$-	$-	$8,719,969
Consumer Staples	1,834,078	-	-	1,834,078
Financials	1,093,492	-	-	1,093,492
Health Care	4,871,233	-	-	4,871,233
Industrials	1,364,172	-	-	1,364,172
Information Technology	18,229,023	-	-	18,229,023
Materials	297,557	-	-	297,557
Short-term Investments	1,595,389	-	-	1,595,389
				$38,004,913

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2014-2017 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2017, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$391,381,730	$189,565,697	$165,289,428	$47,685,278	$200,594,840	$27,568,636

Gross Unrealized Appreciation	$154,141,274	$71,501,254	$67,571,499	$11,659,233	$48,837,578	$10,559,144
Gross Unrealized Depreciation	(3,964,287)	(1,125,355)	(2,457,096)	(360,263)	(338,354)	(122,867)

Net Unrealized Appreciation on investments	$150,176,987	$70,375,899	$65,114,403	$11,298,970	$48,499,224	$10,436,277

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2. Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2017 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 25, 2017

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 25, 2017